CAPITAL MANAGEMENT (Detail Textuals) - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Disclosure of objectives, policies and processes for managing capital [abstract]
Gross proceeds on sale of common shares	$ 26,040,000		$ 19,999,992
SVB Term Loan
Disclosure of detailed information about borrowings [line items]
Term loan		$ 8,000,000